RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Increase In Net Assets Available For Benefits (Details) - EBP 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 418,551,000
Participant loans deemed distributed at December 31, 2025	(1,717,000)
Participant loans deemed distributed at December 31, 2024	1,665,000
Net increase in net assets available for benefits per the Form 5500	$ 418,499,000